Goodwill and Intangible Assets - Summary of Intangible Assets (Parenthetical) (Detail) - CAD ($) $ in Millions	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020
Statement [Line Items]
Intangible assets other than goodwill	$ 2,193	$ 2,266
Gross carrying amount [member]
Statement [Line Items]
Intangible assets other than goodwill	8,317	7,966	$ 8,046
Accumulated depreciation and amortisation [member]
Statement [Line Items]
Intangible assets other than goodwill	(6,124)	(5,700)	$ (5,604)
Internally generated [member] | Software amortizing [member] | Gross carrying amount [member]
Statement [Line Items]
Intangible assets other than goodwill	5,486	4,798
Internally generated [member] | Software amortizing [member] | Accumulated depreciation and amortisation [member]
Statement [Line Items]
Intangible assets other than goodwill	$ (3,819)	$ (3,231)